Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable
	December 31, 2015
	Note Face Amount	Debt Discount	Net Amount of Note

2011 Note	$22,166	$-	$22,166
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	100,000	-	100,000
2015 Note	105,000	-	105,000
Total	$287,166	$-	$287,166

	September 30, 2015
	Note Face Amount	Debt Discount	Net Amount of Note

2011 Note	$22,166	-	$22,166
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	100,000	-	100,000
Total	$182,166	-	$182,166

	September 30, 2015
	Note Face Amount	Debt Discount	Net Amount of Note

2011 Note	$22,166	$-	$22,166
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	100,000	-	100,000
Total	$182,166	$-	$182,166

	September 30, 2014
	Note Face Amount	Debt Discount	Net Amount of Note

2011 Note	$28,726	$-	$28,726
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	100,000	-80,434	19,566
Total	$188,726	$-80,434	$108,292